Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 4,629,077	$ 4,754,699
Less: accumulated amortization	(4,424,045)	(3,871,871)
Intangible assets, net	205,032	882,828
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	560,194	571,541
Technology [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 4,068,883	$ 4,183,158